Retirement Benefits Categorization of Plan Assets (Details 7) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	$ 32,038	$ 28,397
Cash & cash equivalents
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	2,805	2,864
U.S. Equity Securities [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	3,341	2,859
Alternative Investment, Net Asset Value	1,131	1,170
International equities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	3,273	2,712
Alternative Investment, Net Asset Value	5,636	4,017
U.S. Treasuries
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	2,736	1,527
U.S. Government Agency
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	297	322
Non-U.S. Government
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	194	206
Corporate debt
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	4,541	4,175
Asset backed
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	892	297
High yield debt
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	134	164
Bank loans
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	33	20
Other
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	52	68
Fixed Income Funds
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Alternative Investment, Net Asset Value	438	1,386
Hedge Funds
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Alternative Investment, Net Asset Value	246	351
OpportunisticFunds
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Alternative Investment, Net Asset Value	1,459	1,367
Private Equity Funds [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Alternative Investment, Net Asset Value	2,454	2,510
Real Estate Funds [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Alternative Investment, Net Asset Value	2,376	2,382
Level 1
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	6,914	5,865
Level 1 | Cash & cash equivalents
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	233	209
Level 1 | U.S. Equity Securities [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	3,341	2,859
Level 1 | International equities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	3,271	2,711
Level 1 | U.S. Treasuries
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	20	26
Level 1 | Corporate debt
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	28	34
Level 1 | High yield debt
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	30	11
Level 1 | Other
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	(9)	15
Level 2
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	11,380	9,346
Level 2 | Cash & cash equivalents
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	2,572	2,655
Level 2 | U.S. Treasuries
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	2,716	1,501
Level 2 | U.S. Government Agency
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	297	322
Level 2 | Non-U.S. Government
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	194	206
Level 2 | Corporate debt
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	4,513	4,141
Level 2 | Asset backed
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	892	297
Level 2 | High yield debt
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	104	153
Level 2 | Bank loans
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	33	20
Level 2 | Other
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	59	51
Level 3
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	4	3
Level 3 | International equities
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	2	1
Level 3 | Other
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Fair value of plan assets	2	2
Pension and Other Post-retirement benefit plans [Member]
Plan Assets by Fair Value Measurement Input (Table Amounts) [Abstract]
Derivative Asset	49	76
Derivative Liability	(53)	(52)
Derivative, Notional Amount	$ 3,600	$ 3,200